Share Capital - Schedule of Shares Issued and Outstanding (Parentheticals) (Details) - Shares Issued and Outstanding Capital [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shares Issued and Outstanding [Line Items]
Share price redeemed, Number of shares	$ 25.69
Fair value of RSUs issued at $147.20 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares		$ 460
Fair value of RSUs issued at $88.80 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares		277.5
Fair value of RSUs issued at $48.96 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price, Number of shares		$ 153